Nontrade Receivables and Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 8,900,316	$ 7,279,466
Allowance for credit losses	(42,925)	(41,486)	$ (72,967)
Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	30,557	31,962
Allowance for credit losses	(5,525)	(6,486)	$ (6,217)
Net nontrade receivables	25,032	25,476
Agents | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	6,976	6,835
Allowance for credit losses	(5,525)	(4,981)
Net nontrade receivables	1,451	1,854
Reinsurer | Non Trade Receivable
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	23,581	25,127
Allowance for credit losses		(1,505)
Net nontrade receivables	$ 23,581	$ 23,622